Parent Company Only Financial Statements (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income:
Total interest and dividend income	$ 472,844	$ 524,238	$ 552,732	$ 617,523	$ 643,236	$ 688,810	$ 717,580	$ 734,870	$ 2,167,637	$ 2,784,496	$ 2,941,786
(Loss) Income before income tax (benefit) expense	(635,229)	139,076	159,804	(918,960)	200,206	208,487	236,128	247,612	(1,255,309)	892,433	873,966
Income tax expense	(274,693)	54,873	63,796	(363,296)	79,045	83,918	93,537	98,727	(519,320)	355,227	346,722
Net (loss) income	(360,536)	84,203	96,008	(555,664)	121,161	124,569	142,591	148,885	(735,989)	537,206	527,244
Parent Company [Member]
Income:
Dividends received from subsidiary									87,524	320,000	338,500
Interest on ESOP loan receivable									11,464	11,593	11,715
Interest on deposit with subsidiary									733	1,483	2,646
Total interest and dividend income									99,721	333,076	352,861
Expenses									1,380	1,466	1,419
(Loss) Income before income tax (benefit) expense									98,341	331,610	351,442
Income tax expense									4,068	4,360	3,397
Income before equity in undistributed net (loss) income of subsidiary									94,273	327,250	348,045
Equity in undistributed net (loss) income of subsidiary									(830,262)	209,956	179,199
Net (loss) income									$ (735,989)	$ 537,206	$ 527,244